Condensed Statements of Operations - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2017
Income Statement [Abstract]
Operating costs	$ 2,092	$ 104,290	$ 235,155
Loss from operations		(104,290)	(235,155)
Other income:
Interest income		405,853	732,299
Unrealized gain on marketable securities held in Trust Account		56,174	7,435
Other income, net		462,027	739,734
Income before taxes		357,737	504,579
Provision for income taxes		(119,103)	(169,029)
Net income	$ (2,092)	$ 238,634	$ 335,550
Weighted average shares outstanding, basic and diluted	3,750,000 [1]	5,560,769 [2]	4,864,925 [2]
Basic and diluted net loss per common share	$ 0.00	$ (0.01)	$ (0.04)

[1]	Excludes an aggregate of 562,500 shares held by the initial stockholder that are subject to forfeiture to the extent that the underwriters' over-allotment is not exercised in full (Note 7).
[2]	Excludes an aggregate of up to 16,775,903 shares subject to redemption at September 30, 2017.